SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2025	Mar. 31, 2025
Property, Plant and Equipment [Line Items]
Accumulated deficit	$ 106,386,000	$ 99,712,000		$ (4,372,000)
Cash flows from operations	610,000	(4,798,000)
Net loss	6,674,000	8,333,000
Cash balance	1,334,000	643,000	$ 1,100,000
Credit facility forecasted gross	3,800,000
Proceeds from private placement	5,000,000.0
Cash	1,334,000	643,000
Cash equivalents	0	0
Accounts receivable allowance for credit losses	68,000	55,000
Obsolete inventory	534,000	490,000
Net of inventory obsolescence write down	1,551,000	2,677,000
Warranty liability	3,377,000	3,018,000
Impairment of long-lived assets	0	0
Unrecognized tax benefits	$ 0	$ 0
Weighted average number of common shares outstanding - basic	16,717,761	16,548,533
Weighted average number of common shares outstanding - diluted	16,717,761	16,548,533
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Gibraltar Business Capital [Member]
Property, Plant and Equipment [Line Items]
Cash balance			$ 6,700,000